UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22303

John Hancock Collateral Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Collateral Investment Trust

Annual Report

12.31.13

John Hancock Collateral Investment Trust

Table of Contents

Management’s discussion of Fund Performance	Page 3
A look at performance	Page 4
Your expenses	Page 5
Portfolio summary	Page 6
Portfolio of investments	Page 7
Financial statements	Page 10
Financial highlights	Page 13
Notes to financial statements	Page 14
Auditor’s report	Page 18
Trustees and Officers	Page 19
More information	Page 21

Management’s discussion of
Fund Performance

by John Hancock Asset Management (US) LLC

During 2013, the U.S. economy continued on the path of recovery, strengthening during the year. Additionally, accommodative monetary policies by the world’s major central banks continued to help stabilize conditions in the global markets. The three-month London Interbank Offered Rate (LIBOR), a benchmark used to determine rates of various debt instruments, continued on a slow downward trend, starting the year at 30.5 basis points and ending at 24.6 basis points. The U.S. Federal Reserve maintained its federal funds rate (the rate banks charge each other for overnight loans) at its historic low range of 0.00% to 0.25%. In December, the Federal Reserve announced they would begin tapering their asset purchase program by $10 billion per month but were also clear to state that they remain committed to keeping short-term interest rates low and the federal funds rate unchanged well past the unemployment target rate of 6.5% (6.7% at December 31,2013).

For the year ended December 31, 2013, John Hancock Collateral Investment Trust returned 0.21%. In addition, as of December 31, 2013, the seven-day net yield was 0.16%. The fund continued to invest in the safest assets, emphasizing liquidity, diversification, and quality. At year end, the fund held approximately 43% of its holdings in floating-rate debt, up from about 37% the beginning of the year, mainly due to a decrease in assets under management. Additionally, the fund ended the year with a weighted average maturity of only 34 days, due to short-term liquidity needs during the last quarter of 2013. The fund continued to allocate a large percentage of assets, approximately 37%, to short-term corporate bonds, which often offer incremental yield over the other various money-market debt instruments, and maintained its holdings of commercial paper at 39.4%.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

3

A look at performance

For the period ended December 31, 2013

	Average annual total returns (%)				Cumulative total returns (%)

	1-year	5-year	10-year	Since inception[1]	1-year	5-year	10-year	Since inception[1]

John Hancock Collateral
Investment Trust	0.21	—	—	0.30	0.21	—	—	1.37

Performance figures assume all distributions are reinvested.

The expense ratio of the fund is set forth according to the Financial highlights of the fund’s annual report dated December 31, 2012. The net expenses equal the gross expenses of 0.06%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown.

The performance table above and the chart below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding U.S. Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values.

1 From 6-1-09.

4

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding your fund expenses

As a shareholder of the fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (if applicable), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2013 with the same investment held until December 31, 2013.

	Account value	Ending value	Expenses paid during
	on 7-1-13	on 12-31-13	period ended 12-31-13[1]

Shares	$1,000.00	$1,000.90	$0.30

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2013 by $1,000.00, then multiply it by the “expenses paid” from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on July 1, 2013, with the same investment held until December 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 7-1-13	on 12-31-13	period ended 12-31-13[1]

Shares	$1,000.00	$1,024.90	$0.31

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund's annualized expense ratio of 0.06%, for the fund's shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

5

Portfolio summary

Top 10 Issuers[1]	Yield* (%)	Percentage of Net Assets (62.6%
		of Net Assets on 12-31-13)
Federal Farm Credit Bank
01/21/14 to 04/13/15	0.100 to 0.270	9.0%
JPMorgan Chase & Company
01/02/14 to 01/24/14	0.370 to 1.038	7.4%
Toyota Motor Credit Corp.
02/24/14 to 07/14/14	0.233 to 0.244	7.2%
Credit Suisse
01/14/14 to 05/01/14	1.204 to 5.500	6.9%
BASF SE
03/27/14 to 03/28/14	0.300 to 0.304	6.4%
Electricite de France SA
01/06/14 to 01/15/14	0.244 to 0.800	5.8%
General Electric Capital Corp.
01/07/14 to 04/24/14	0.873 to 2.100	5.6%
Govco LLC
01/13/14 to 03/19/14	0.180 to 0.230	4.9%
American Honda Finance Corp.
04/08/14 to 05/20/14	0.237 to 0.368	4.8%
Unilever Capital Corp.
01/03/14 to 01/07/14	0.020 to 0.030	4.6%

Sector Composition[1,2]
Financials
Diversified Financial Services	31.5%
Commercial Banks	12.2%
Capital Markets	9.5%
Consumer Finance	0.9%
Insurance	0.6%
U.S. Government Agency Obligations	10.9%
Consumer Staples	9.2%
Materials	7.1%
Industrials	6.9%
Utilities	5.8%
Health Care	0.2%
Asset Backed Securities	0.1%
Repurchase Agreement & Other	5.1%

Portfolio Composition[1,2]
Commercial Paper	39.4%
Corporate Interest-Bearing Obligations	37.6%
U.S. Government Agency Obligations	10.9%
Certificate of Deposit	6.9%
Asset Backed Securities	0.1%
Repurchase Agreement & Other	5.1%

1 As a percentage of net assets on 12-31-13.

2 Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors.

* Yield represents the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

6

John Hancock Collateral Investment Trust
As of 12-31-13
Portfolio of investments

Maturity Date	Yield* (%)	Par value	Value

Asset Backed Securities 0.1%			$3,142,196

(Cost $3,142,196)

AmeriCredit Automobile Receivables Trust, Series 2013-3,
Class A1
06/09/14	0.250	$247,785	247,785
Honda Auto Receivables 2013-2 Owner Trust, Series 2013-
2, Class A1
05/16/14	0.240	2,894,411	2,894,411

Commercial Paper 39.4%			$1,250,314,800

(Cost $1,250,314,800)

Anheuser-Busch InBev Worldwide, Inc.
01/23/14 to 06/17/14	0.220 to 0.270	90,000,000	89,948,158
Bank of Tokyo-Mitsubishi UFJ, Ltd.
01/03/14	0.100	94,000,000	93,999,478
BASF SE
03/27/14 to 03/28/14	0.300 to 0.304	203,445,000	203,300,014
BMW U.S. Capital LLC
01/02/14	0.020	46,000,000	45,999,974
Caisse Centrale Desjardins
04/07/14	0.180	40,000,000	39,980,800
Cargill Global Funding PLC
01/09/14 to 01/13/14	0.060 to 0.070	15,686,000	15,685,734
Chariot Funding LLC
03/04/14 to 06/18/14	0.230 to 0.240	22,500,000	22,480,800
Electricite de France SA
01/06/14 to 01/15/14	0.244 to 0.800	184,090,000	184,056,086
Govco LLC
01/13/14 to 03/19/14	0.180 to 0.230	155,500,000	155,486,383
JPMorgan Chase & Company
01/02/14 to 01/08/14	0.370	125,000,000	124,995,118
MetLife Short Term Funding LLC
01/28/14 to 03/17/14	0.110 to 0.140	27,149,000	27,142,577
Rabobank USA Financial Corp.
08/21/14	0.250	29,300,000	29,252,794
Sigma-Aldrich Corp.
01/03/14	0.050	2,000,000	1,999,994
Sumitomo Mitsui Trust Bank, Ltd.
03/31/14	0.210	20,000,000	19,989,617
Thunder Bay Funding LLC
01/13/14	0.130	50,000,000	49,997,833
Unilever Capital Corp.
01/03/14 to 01/07/14	0.020 to 0.030	146,000,000	145,999,440

Corporate Interest-Bearing Obligations 37.6%			$1,193,519,777

(Cost $1,193,386,766)

American Honda Finance Corp. (P)(S)
04/08/14 to 05/20/14	0.237 to 0.368	151,900,000	151,888,120

See notes to financial statements
7

John Hancock Collateral Investment Trust
As of 12-31-13
Portfolio of investments

Maturity Date	Yield* (%)	Par value	Value

Corporate Interest-Bearing Obligations (continued)

Anheuser-Busch InBev Worldwide, Inc. (P)
01/27/14	0.788	$52,005,000	$52,024,398
Australia & New Zealand Banking Group, Ltd. (S)
01/10/14	2.125	20,000,000	20,005,740
Bank of Montreal (P)
04/29/14	0.707	6,518,000	6,527,067
Bank of Tokyo-Mitsubishi UFJ, Ltd. (S)
02/24/14	2.250	7,364,000	7,380,149
BHP Billiton Finance USA, Ltd. (P)
02/18/14	0.509	4,500,000	4,501,539
BHP Billiton Finance USA, Ltd.
04/01/14	5.500	13,851,000	14,027,670
Caterpillar Financial Services Corp.
02/17/14 to 05/20/14	1.375 to 6.125	42,902,000	43,140,868
Credit Suisse New York (P)
01/14/14	1.204	14,165,000	14,168,980
Credit Suisse New York
01/14/14 to 05/01/14	2.200 to 5.500	196,511,000	198,297,163
Credit Suisse USA, Inc.
01/15/14	5.125	7,781,000	7,793,940
General Electric Capital Corp. (P)
01/07/14 to 04/24/14	0.873 to 1.093	160,983,000	161,237,799
General Electric Capital Corp.
01/07/14	2.100	15,060,000	15,062,861
GlaxoSmithKline Capital, Inc.
04/15/14	4.375	6,225,000	6,294,533
JPMorgan Chase & Company (P)
01/24/14	1.038	110,845,000	110,903,083
National Australia Bank, Ltd. (S)
04/11/14	2.250	10,550,000	10,608,479
National Rural Utilities Cooperative Finance Corp. (P)
02/18/14 to 04/04/14	0.318 to 0.494	45,190,000	45,194,973
National Rural Utilities Cooperative Finance Corp.
03/01/14	4.750	10,125,000	10,197,293
Old Line Funding LLC (S)
02/04/14	0.188	50,000,000	50,000,000
State Street Corp.
05/30/14	4.300	2,000,000	2,032,120
The Bank of New York Mellon Corp.
01/31/14	1.500	1,175,000	1,176,110
Toyota Motor Credit Corp. (P)
02/24/14 to 07/14/14	0.233 to 0.244	230,000,000	229,998,525
Westpac Banking Corp. (P)(S)
01/30/14 to 03/31/14	0.977 to 1.486	31,000,000	31,058,367

See notes to financial statements
8

John Hancock Collateral Investment Trust
As of 12-31-13
Portfolio of investments

Maturity Date	Yield* (%)	Par value	Value

U.S. Government Agency Obligations 10.9%			$345,688,122

(Cost $345,530,038)

Federal Farm Credit Bank (P)
01/21/14 to 04/13/15	0.100 to 0.270	$286,915,000	287,045,266
Federal Home Loan Bank (P)
02/28/14 to 08/18/14	0.230 to 0.280	27,005,000	27,015,232
Federal National Mortgage Association (P)
06/23/14	0.360	31,590,000	31,627,624

Certificate of Deposit 6.9%			$221,000,000

(Cost $221,000,000)

Canadian Imperial Bank of Commerce (P)
03/21/14	0.275	54,000,000	54,000,000
Royal Bank of Canada (P)
06/10/14 to 06/24/14	0.274 to 0.298	45,000,000	45,000,000
Wells Fargo Bank NA (P)
03/07/14 to 07/11/14	0.217 to 0.221	122,000,000	122,000,000

		Par value	Value

Repurchase Agreement 2.8%			$89,407,000

(Cost $89,407,000)

Barclays Bank Tri-Party Repurchase Agreement dated 12-31-13 at
0.010% to be repurchased at $89,407,050 on 1-2-14, collateralized by $93,370,500 U.S. Treasury Notes, 2.000% due 11-30-20 (valued
at $91,195,275, including interest)		89,407,000	89,407,000

Total investments (Cost $3,102,780,800)† 97.7%			$3,103,071,895

Other assets and liabilities, net 2.3%			$73,369,911

Total net assets 100.0%		$3,176,441,806

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 12-31-13, the aggregate cost of investment securities for federal income tax purposes was $3,102,780,800. Net unrealized appreciation aggregated $291,095, of which $371,901 related to appreciated investment securities and $80,806 related to depreciated investment securities.

See notes to financial statements
9

John Hancock Collateral Investment Trust

Statement of Assets and Liabilities — December 31, 2013

Assets

Investments, at value (Cost $3,102,780,800)	$3,103,071,895
Cash	69,392,579
Interest receivable	4,485,875
Other receivables and prepaid expenses	47,945

Total assets	3,176,998,294

Liabilities

Distributions payable	439,792
Payable to affiliates
Chief compliance officer fees	26,250
Transfer agent fees	8,333
Trustees' fees	13,876
Other liabilities and accrued expenses	68,237

Total liabilities	556,488

Net assets	$3,176,441,806

Net assets consist of

Paid-in capital	$3,176,387,384
Accumulated distributions in excess of net
investment income	(229,676)
Accumulated net realized gain (loss) on
investments	(6,997)
Net unrealized appreciation (depreciation) on
investments	291,095

Net assets	$3,176,441,806

Net asset value per share

Based on 317,411,142 shares of beneficial
interest outstanding — unlimited number of
shares authorized with no par value	$10.01

See notes to financial statements.
10

John Hancock Collateral Investment Trust

Statement of Operations — For the Year Ended December 31, 2013

Investment income

Interest	$13,119,950

Expenses

Investment management fees	1,707,446
Administrative service fees	300,000
Transfer agent fees	100,000
Trustees' fees	115,464
Professional fees	217,606
Custodian fees	420,000
Chief compliance officer fees	35,000
Other	89,225

Total expenses	2,984,741

Net investment income	10,135,209

Realized and unrealized gain (loss)

Net realized gain (loss) on investments	(5,197)

Change in net unrealized appreciation
(depreciation) of investments	145,008

Net realized and unrealized gain	139,811

Increase in net assets from operations	$10,275,020

See notes to financial statements.
11

John Hancock Collateral Investment Trust

Statements of Changes in Net Assets

	Year ended	Year ended
	12/31/13	12/31/12

Increase (decrease) in net assets

From operations
Net investment income	$10,135,209	$17,949,209
Net realized gain (loss)	(5,197)	(1,254)
Change in net unrealized appreciation
(depreciation)	145,008	296,583

Increase in net assets resulting from
operations	10,275,020	18,244,538

Distributions to shareholders
From net investment income	(10,146,837)	(17,952,776)

From fund share transactions	(1,924,126,625)	(38,783,448)

Total decrease	(1,923,998,442)	(38,491,686)

Net assets

Beginning of year	5,100,440,248	5,138,931,934

End of year	$3,176,441,806	$5,100,440,248

Accumulated distributions in excess of net
investment income	($229,676)	($218,048)

See notes to financial statements.
12

John Hancock Collateral Investment Trust
Financial highlights (For a share outstanding throughout the period)

Period ended	12-31-13	12-31-12	12-31-11	12-31-10	12-31-09[1]

Per share operating performance

Net asset value, beginning of period	$10.01	$10.01	$10.01	$10.01	$10.00

Net investment income[2]	0.02	0.03	0.03	0.03	0.02
Net realized and unrealized gain on
investments	— [3]	— [3]	— [3]	— [3]	0.01

Total from investment operations	0.02	0.03	0.03	0.03	0.03

Less distributions

From net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.02)
From net realized gain	—	—	— [3]	—	—

Total distributions	(0.02)	(0.03)	(0.03)	(0.03)	(0.02)

Net asset value, end of period	$10.01	$10.01	$10.01	$10.01	$10.01

Total return (%)	0.21	0.32	0.28	0.27	0.29[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$3,176	$5,100	$5,139	$6,756	$4,901
Ratios (as a percentage of average net
assets):
Expenses	0.06	0.06	0.05	0.06	0.09[5]
Net investment income	0.22	0.34	0.27	0.27	0.29[5]
Portfolio turnover (%)[6]	79	109	91	153	51

1 Period from 6-1-09 (commencement of operations) to 12-31-09.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Not annualized.
5 Annualized.
6 The calculation of portfolio turnover excludes amounts from all securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund.

See notes to financial statements
13

John Hancock Collateral Investment Trust

Notes to financial statements

Note 1 - Organization

John Hancock Collateral Investment Trust (the fund) is a Massachusetts business trust organized on May 19, 2009. The fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). However, beneficial interests of the fund are not being registered under the Securities Act of 1933, as amended. The current investors in the fund are investment companies advised by affiliates of John Hancock Asset Management, a division of Manulife Asset Management (US) LLC, the fund’s investment advisor (the Advisor). The fund serves primarily as an investment vehicle for cash received as collateral by such affiliated funds for participation in securities lending.

The investment objective of the fund is to seek current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default. The fund invests only in U.S. dollar denominated securities rated, at the time of investment, within the two highest short-term credit categories and their unrated equivalents. The fund’s net asset value (NAV) varies daily.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated

14

with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of December 31, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are recorded as of the date of purchase, sale or maturity. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Expenses. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of December 31, 2013, the fund has a short-term capital loss carryfoward of $6,997 available to offset future net realized capital gains. These carryforwards do not expire.

As of, December 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, net of fees paid to the fund’s securities

15

lending agent, if any, are distributed annually. The tax character of distributions for the years ended December 31, 2013 and 2012 was as follows:

	December 31, 2013	December 31, 2012

Ordinary Income	$10,146,837	$17,952,776

As of December 31, 2013, the components of distributable earnings on a tax basis consisted of $110,499 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at December 31, 2013.

Note 3 - Guarantees and indemnifications

Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 - Fees and transactions with affiliates

The Advisor serves as investment advisor for the fund. John Hancock Funds, LLC (the Placement Agent) performs services related to the offering and sale of shares of the fund. The Advisor and the Placement Agent are indirect wholly owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management contract with the Advisor. Under the investment management contract, the fund pays a daily management fee to the Advisor at the annual rate of: (a) 0.05% of the first $1,500,000,000 of the fund’s average daily net assets and (b) 0.03% of the fund’s average daily net assets in excess of $1,500,000,000.

The investment management fees incurred for the year ended December 31, 2013 were equivalent to an annual effective rate of 0.036% of the fund’s average daily net assets.

Administrative services. The fund has entered into an Administrative Services Agreement with John Hancock Advisers, LLC (“JHA”) under which JHA provides accounting, valuation, financial reporting and certain other services for an annual fee of 0.02% of the fund's average daily net assets. JHA has voluntarily undertaken to limit its total annual fee to $300,000. The administrative service fees incurred for the year ended December 31, 2013 were equivalent to an annual effective rate of 0.006% of the fund’s average daily net assets.

Chief Compliance Officer services. The fund has contracted with the Advisor and the fund’s Chief Compliance Officer (CCO) to provide certain services, including ongoing evaluation of the fund’s policies and procedures under the federal securities laws. In addition, the CCO will provide annual reporting to the Board of Trustees detailing the results of this review. The fund pays an annual flat rate of $35,000 to the Advisor, paid monthly in arrears, for these services.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.

16

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (the Transfer Agent), an affiliate of the Advisor. Monthly, the fund pays the Transfer Agent a fee which is based on an annual rate of $100,000. The fund also pays certain out-of-pocket expenses to the Transfer Agent.

Interfund Lending Program: Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

	Weighted		Weighted
Borrower or	Average Loan	Days	Average Interest	Interest
Lender	Balance	Outstanding	Rate	Income

Lender	$52,795,179	1	0.45%	$660

Note 5 - Fund share transactions

Transactions in fund shares for the years ended December 31, 2013 and 2012 were as follows:

	Year ended		Year ended
	12/31/13		12/31/12

	Shares	Amount	Shares	Amount
Common shares
Sold	3,067,209,271	$30,696,810,099	3,416,114,926	$34,188,708,856
Repurchased	(3,259,465,287)	(32,620,936,724)	(3,419,994,001)	(34,227,492,304)

Net decrease	(192,256,016)	($1,924,126,625)	(3,879,075)	($38,783,448)

Note 6 - Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the year ended December 31, 2013, aggregated $1,142,010,783 and $1,659,183,951, respectively.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Collateral Investment Trust:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Collateral Investment Trust (the "Fund") at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 25, 2014

18

Trustees and Officers

This chart provides information about the Trustees and Officers of John Hancock Collateral Investment Trust. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth	Trustee	Number of
Position(s) held with fund	of the	John Hancock
Principal occupation(s) and other	fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Harlan D. Platt,[2] Born: 1950	2009	1

Chairman
Professor of Finance, Northeastern University College of Business Administration (since 1980); Director,
Republic Financial Corporation (since 2005); Advisory Board Member, Millennium Custodial Trust, 2010–
Present; Director and Audit Committee Member, CypressTree Alternative Income Fund Inc. (2003–2004);
Director and Audit Committee Member, Prospect Street Debt Strategies Fund Inc. (1999–2003); Director
and Audit Committee Chairman, VSI Enterprises, Inc. (1998–2000); Director and Audit Committee
Member, Prospect Street High Income Portfolio Inc. (1988–2000).

John A. Frabotta,[2] Born: 1942	2009	1

Trustee
Retired. Former founding partner and Chief Investment Officer of Cypress Tree Investment Management,
LLC (1988–2009); Head of High Yield Research at Merrill Lynch, Pierce, Fenner & Smith (1979–1988).

Non-Independent Trustee[3]

Name, Year of Birth	Trustee	Number of
Position(s) held with fund	of the	John Hancock
Principal occupation(s) and other	fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William P. Callan, Jr., Born: 1961	2012	1

President (1993–2012), Declaration Management & Research LLC (“Declaration”), an independent wholly owned subsidiary of Manulife. Mr. Callan helped form Declaration in 1989. Prior to joining
Declaration, Mr. Callan was a Vice President and member of the Mortgage Products Group of Merrill
Lynch Capital Markets, starting his career there in 1984.

Principal officers who are not Trustees*

Name, Year of Birth		Officer
Position(s) held with fund		of the
Principal occupation(s) and other		fund
directorships during past 5 years		since

Barry H. Evans, Born: 1960		2009

President and Chief Executive Officer
Barry Evans is the President, Chief Investment Officer, Global Fixed Income & Country Head, US at
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (JHAM). He is responsible for all US and international fixed income strategies managed by JHAM, some of which incorporate exposure to high yield and emerging market debt asset classes. He is a member of the firm’s
Senior Investment Policy Committee. Mr. Evans began his career in the financial industry in 1986 when he joined John Hancock Advisers, the sister firm of JHAM.

19

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	fund
directorships during past 5 years	since

Carolyn M. Flanagan, Born: 1967	2009

Secretary and Chief Legal Officer
Carolyn M. Flanagan is a vice president and the general counsel at JHAM. She provides legal support for the firm’s mutual fund and institutional investment management business. Ms. Flanagan also serves as a member of the firm’s Senior Investment Policy Committee. Prior to joining the firm, Ms. Flanagan served as vice president and counsel at Wellington Management Company, LLP, and prior to that assistant vice president and counsel at State Street Bank and Trust Company. She is a member of the Massachusetts,
Florida, and District of Columbia Bars.

William E. Corson, Born: 1956	2009

Chief Compliance Officer
William E. Corson is a vice president and the chief compliance officer at JHAM, charged with oversight of all compliance related activities. Mr. Corson also serves as a member of the firm’s Senior Investment
Policy Committee. Prior to joining the firm, Mr. Corson held chief compliance officer roles at Aladdin
Capital Management, Pyramis Global Advisors (the institutional investment management firm of Fidelity
Investments), and Lee Munder Capital Management. Earlier, he spent over 10 years at Investors Bank and
Trust, where he was responsible for trust division operations and client service. He is a member of the
Massachusetts Bar.

Charles A. Rizzo, Born: 1957	2009

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance
Trust (since 2007).

Salvatore Schiavone, Born: 1965	2013

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2012 and 2007–2009, including prior positions).

The business address for Harlan D. Platt, John A. Frabotta, William P. Callan, Jr., Barry H. Evans, Carolyn M. Flanagan and William E. Corson is 101 Huntington Avenue, Boston, Massachusetts 02199. The business address for Charles A. Rizzo and Salvatore Schiavone is 601 Congress Street, Boston, Massachusetts 02210.

Part B of the fund’s registration statement includes additional information about members of the Board of Trustees of the fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the fund’s investment adviser, underwriter and certain other affiliates.

* The officers are elected annually by the Board of Trustees.

20

More information

Trustees	Investment advisor
Harlan D. Platt*	Manulife Asset Management (US) LLC
John A. Frabotta*
William P. Callan, Jr.†
*Member of the Audit Committee	Placement agent
†Non-Independent Trustee	John Hancock Funds, LLC

Officers	Custodian
Barry H. Evans	State Street Bank and Trust Company
President and Chief Executive Officer
Carolyn M. Flanagan	Transfer agent
Secretary and Chief Legal Officer	John Hancock Signature Services, Inc.
William E. Corson
Chief Compliance Officer	Legal counsel
Charles A. Rizzo	Pillsbury Winthrop Shaw Pittman LLP
Chief Financial Officer
Salvatore Schiavone	Independent registered public accounting firm
Treasurer	PricewaterhouseCoopers LLP

The report is certified under the Sarbanes-Oxley Act,
which requires mutual funds and other public companies
to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at http://www.sec.gov. Requests should be made by calling [1-800-225-5291]. The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

21

ITEM 2. CODE OF ETHICS.

As of the end of the year, December 31, 2013, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trustees have determined that a member of the audit committee, Mr. John Frabotta, is an audit committee financial expert. Mr. Frabotta is an independent trustee by virtue of being not an "interested" person of the Trust (as defined under the Investment Company Act of 1940, as amended) whose sole compensation from the Trust is his Trustees' fees.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $53,817 for the fiscal year ended December 31, 2013 and $54,693 for the fiscal year ended December 31, 2012 for John Hancock Collateral Investment Trust. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

Audit-related service fees amounted to $1,692 for the fiscal year ended December 31, 2013 and $1,853 for the fiscal year ended December 31, 2012 for John Hancock Collateral Investment Trust billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $2,785 for the fiscal year ended December 31, 2013 and $2,785 for the fiscal year ended December 31, 2012 for John Hancock Collateral Investment Trust. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(d) All Other Fees

Other fees amounted to $25 for the fiscal year ended December 31, 2013 and $24 for the fiscal year ended December 31, 2012 for John Hancock Collateral Investment Trust billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $10,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $10,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended December 31, 2013, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates of the registrant was $5,951,454 for the fiscal year ended December 31, 2013 and $2,875,551 for the fiscal year ended December 31, 2012.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Harlan D. Platt - Chairman
John A. Frabotta .

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) See attached Code of Ethics.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Investment Trust

By:	/s/ Barry H. Evans
------------------------------
Barry H. Evans
President and Chief Executive Officer

Date:	February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry H. Evans
-------------------------------
Barry H. Evans
President and Chief Executive Officer

Date:	February 19, 2014

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	February 19, 2014